Revenue Contract Liability - Additional Information (Details) - Revenue [Member] - Customer Concentration Risk [Member]	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Customer One [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	26.00%	0.00%
Customer Two [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	14.00%	8.00%